OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS - Other current, non-financial assets (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Prepaid expenses	$ 4,967,255	$ 4,839,465
Tax credit remainder	18,022	169,120
Other current assets	960,633	596,668
Total	5,948,923	5,611,861
Argentina
CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Guarantee deposit (Argentine)	$ 3,013	$ 6,608